Commitments	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Commitments
NOTE 26.	COMMITMENTS

A.
PMI CIM has entered into several contracts for the sale of crude oil on the international market to foreign companies. The terms and conditions of these contracts are specific to each client, and their durations may be indefinite (evergreen contracts) or they may contain a minimum obligatory period (long-term contracts).

B.
PEMEX has entered into a nitrogen supply contract for the pressure maintenance program at the Cantarell complex. During 2007, an additional contract was entered into with the purpose of supplying nitrogen to the
Ku-Maloob-Zap
complex and extending the original contract until 2027. At December 31, 2019 and 2018, the value of the nitrogen to be supplied during the term of the contract was approximately Ps. 35,718,401 and Ps. 42,295,796, respectively. In the event of the annulment of the contract and depending on the circumstances, PEMEX has the right or the obligation to acquire the vendor’s nitrogen plant under the terms of the contract.

Estimated future payments under this contract for upcoming fiscal years are as follows:

2020	Ps.	4,465,691
2021		4,767,534
2022		4,786,926
2023		4,804,471
2024		4,836,432
2025 and thereafter		12,057,347

Total	Ps.	35,718,401

C.	As of December 31, 2019, PEMEX had entered into FPWCs by means of which the contractor manages and is responsible for financing performance of the work to be undertaken.
As of December 31, 2019 and 2018, the estimated value of these contracts was as follows:

Maturity	2019		2018
Up to 1 year	Ps.	1,251,543	Ps.	4,461,048
1 to 3 years		1,610,152		1,525,043
4 to 5 years		426,886		1,496,380
More than 5 years		—		2,518,017

Total	Ps.	3,288,581	Ps.	10,000,488

D.
As of December 31, 2019 and 2018, the estimated value of the contracts that PEMEX has entered into with several contractors for the development of various infrastructure and services works was as follows:

Maturity	2019		2018
Up to 1 year	Ps.	104,584,602	Ps.	105,856,669
1 to 3 years		325,674,623		192,105,937
4 to 5 years		43,984,437		15,811,930
More than 5 years		147,488,082		65,810,305

Total	Ps.	621,731,744	Ps.	379,584,841